INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2013	2012
Deferred income tax assets:

Net operating loss carryforward	$10,176,684	$8,327,426
Option compensation	1,835,472	1,630,140
Property, plant & equipment	634,124	423,904
Exploration costs	531,496	570,719
Asset retirement obligation	235,318	235,318

Gross deferred income tax assets	13,413,094	11,187,507
Less: valuation allowance	(2,339,026)	(726,050)

Net deferred income tax assets	11,074,068	10,461,457

Deferred income tax liabilities:

Unrealized gain on investments	(6,877)	(10,961)
Acquisition related liabilities	(11,067,191)	(11,067,191)

Net deferred income tax liabilities	$-	$(616,695)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,	December 31,
	2013	2012

Income tax benefit based on statutory tax rate	$2,287,927	$2,232,731

Reconciling items:
Non-deductible items	(62,340)	8,731
Change in valuation allowance	(1,612,976)	(35,000)

Income tax benefit	$612,611	$2,206,462